SCUDDER
                                                                     INVESTMENTS

Risk Managed

Scudder GNMA Fund

Supplement to the currently effective prospectus

--------------------------------------------------------------------------------

The following information replaces disclosure for Scudder GNMA Fund in "The portfolio managers" section of the prospectus:

The following people handle the day-to-day management of the fund:

Sean McCaffey                            William Chepolis
CFA, Managing Director of Deutsche       CFA, Managing Director of Deutsche
Asset Management and Co-Manager of the   Asset Management and Co-Manager of the
fund.                                    fund.
 o Joined Deutsche Asset Management in    o Joined Deutsche Asset Management in
   1996 after five years as a fixed         1998 after 18 years of experience
   income analyst at Fidelity               as vice president and portfolio
   Investments.                             manager for Norwest Bank where he
 o Portfolio manager for structured and     managed the bank's fixed income and
   quantitatively based active              foreign exchange portfolios.
   investment grade and enhanced fixed    o Portfolio manager and Head of the
   income strategies underlying retail      Rates Sector Specialty Fixed Income
   mutual fund and institutional            Team: New York.
   mandates.                              o Joined the fund in 2002.
 o Heads the Fixed Income Enhanced
   Strategies & Mutual Funds Team:
   New York.
 o MBA, Yale University.
 o Joined the fund in 2002.











March 21, 2003

                                                                     SCUDDER
                                                                     INVESTMENTS

Taxable Income III

Scudder GNMA Fund

Supplement to the currently effective prospectus

--------------------------------------------------------------------------------

The following information replaces disclosure for Scudder GNMA Fund in "The portfolio managers" section of the prospectus:

The following people handle the day-to-day management of the fund:

Sean McCaffey                             William Chepolis
CFA, Managing Director of Deutsche Asset  CFA, Managing Director of Deutsche
Management and Co-Manager of the fund.    Asset Management and Co-Manager of the
 o Joined Deutsche Asset Management in    fund.
   1996 after five years as a fixed        o Joined Deutsche Asset Management in
   income analyst at Fidelity                1998 after 18 years of experience as
   Investments.                              vice president and portfolio manager
 o Portfolio manager for structured and      for Norwest Bank where he managed
   quantitatively based active               the bank's fixed income and foreign
   investment grade and enhanced fixed       exchange portfolios.
   income strategies underlying retail     o Portfolio manager and Head of the
   mutual fund and institutional             Rates Sector Specialty Fixed Income
   mandates.                                 Team: New York.
 o Heads the Fixed Income Enhanced         o Joined the fund in 2002.
   Strategies & Mutual Funds Team:
   New York.
 o MBA, Yale University.
 o Joined the fund in 2002.











March 21, 2003